Income Tax	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Income Tax
26.	INCOME TAX
The Company and its subsidiaries, ASE, SPIL and USIINC, have filed a consolidated tax return for corporate income tax and for unappropriated earnings.

a.	Income tax recognized in profit or loss
The major components of income tax were as follows:

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$10,117,252	$9,812,221	$11,426,102	$364,237
Income tax on unappropriated earnings	(3,449,958)	250,421	760,689	24,249
Changes in estimate for prior years	(67,074)	(453,274)	176,837	5,637

	6,600,220	9,609,368	12,363,628	394,123

Deferred income tax
In respect of the current year	(1,352,999)	(1,568,365)	(2,054,334)	(65,487)
Changes in tax rates	2,763	(25,229)	(18,085)	(577)
Changes in estimate for prior years	35,465	(60,902)	(288,947)	(9,211)
Effect of foreign currency exchange differences	18,514	(38,409)	104,394	3,328

	(1,296,257)	(1,692,905)	(2,256,972)	(71,947)

Income tax expense recognized in profit or loss	$5,303,963	$7,916,463	$10,106,656	$322,176

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$42,611,823	$41,733,373	$51,303,096	$1,635,419

Income tax expense calculated at the statutory rates	$18,763,311	$18,877,355	$23,693,382	$755,288
Non-deductible (non-taxable) items in determining taxable income	1,132,092	668,184	906,398	28,894
Tax-exempt income	(7,369,986)	(7,727,576)	(11,648,491)	(371,326)
Additional income tax on unappropriated earnings	(3,449,958)	250,421	760,689	24,249
Income tax credits	(1,921,721)	(2,250,870)	(3,175,371)	(101,223)
The origination and reversal of temporary differences	69,767	(251,896)	32,167	1,025
Income tax adjustments for prior years	(31,609)	(514,176)	(112,110)	(3,574)
Unrecognized deferred tax liability for temporary differences associated with investments	(2,557,436)	(1,996,092)	(1,837,670)	(58,580)
Unrecognized loss carryforwards	455,437	746,146	688,156	21,937
Withholding tax	12,433	14,843	380,288	12,123
Land value increment tax	-	19,604	20,941	667
House and land transactions income tax	201,633	-	-	-
Pillar Two income tax	-	80,520	398,277	12,696

Income tax expense recognized in profit or loss	$5,303,963	$7,916,463	$10,106,656	$322,176

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$(Note 4)

Deferred income tax
Equity components of convertible bonds	$-	$-	$(252,723)	$(8,056)

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$(2,214)	$(62,184)	$249,889	$7,966
Unrealized loss on equity instruments at fair value through other comprehensive income	(262,404)	(22,288)	(383,009)	(12,210)
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income	(5,792)	2,315	2,379	76

Income tax recognized in other comprehensive income	$(270,410)	$(82,157)	$(130,741)	$(4,168)

d.	Current tax assets and liabilities

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$548,905	$412,077	$13,136
Prepaid income tax	182,923	472,716	15,069

	$731,828	$884,793	$28,205

Current tax liabilities
Current	$8,888,506	$11,593,551	$369,574
Non-current	-	2,702,639	86,154

	$8,888,506	$14,296,190	$455,728

e.	Deferred tax assets and liabilities
The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.
The movements of deferred tax assets and deferred tax liabilities were as follows:
For the year ended December 31, 2023

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$148,428	$-	$110,253	$-	$7,483	$266,164
Defined benefit obligation	862,434	-	(68,968)	(4,844)	30,685	819,307
FVTPL financial instruments	207,794	-	43,792	-	304	251,890
Others	3,769,504	893	316,527	-	95,392	4,182,316

	4,988,160	893	401,604	(4,844)	133,864	5,519,677
Loss carry-forward	495,485	-	56,005	-	3,807	555,297
Investment credits	858,127	-	(522,852)	-	(14,654)	320,621

	$6,341,772	$893	$(65,243)	$(4,844)	$123,017	$6,395,595

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$6,038,258	$10,410	$(902,114)	$-	$(11,093)	$5,135,461
Defined benefit obligation	-	-	27,031	(2,630)	30,233	54,634
FVTPL financial instruments	531,811	-	(487,098)	-	368	45,081
Others	2,015,063	99,535	681	268,196	84,995	2,468,470

	$8,585,132	$109,945	$(1,361,500)	$265,566	$104,503	$7,703,646

For the year ended December 31, 2024

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$266,164	$123,696	$(36,352)	$-	$1,044	$354,552
Defined benefit obligation	819,307	-	(149,680)	(62,170)	57,489	664,946
FVTPL financial instruments	251,890	-	(87,612)	-	(393)	163,885
Others	4,182,316	16,067	347,938	-	(233,039)	4,313,282

	5,519,677	139,763	74,294	(62,170)	(174,899)	5,496,665
Loss carry-forward	555,297	14,058	250,063	-	(74,040)	745,378
Investment credits	320,621	-	558,641	-	54,066	933,328

	$6,395,595	$153,821	$882,998	$(62,170)	$(194,873)	$7,175,371

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,135,461	$92,842	$(1,573,888)	$-	$71,505	$3,725,920
Defined benefit obligation	54,634	-	(35,210)	14	(1,151)	18,287
FVTPL financial instruments	45,081	-	823,904	-	(237)	868,748
Others	2,468,470	-	(24,713)	19,973	(226,581)	2,237,149

	$7,703,646	$92,842	$(809,907)	$19,987	$(156,464)	$6,850,104

For the year ended December 31, 2025

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$354,552	$-	$33,759	$-	$-	$84,763	$473,074
Defined benefit obligation	664,946	-	(93,418)	270,298	-	(74,127)	767,699
FVTPL financial instruments	163,885	-	(165,781)	-	-	(282)	(2,178)
Others	4,313,282	-	52,135	-	-	149,599	4,515,016

	5,496,665	-	(173,305)	270,298	-	159,953	5,753,611
Loss carry-forward	745,378	4,032	(2,363)	-	-	(4,820)	742,227
Investment credits	933,328	-	215,965	-	-	53,077	1,202,370

	$7,175,371	$4,032	$40,297	$270,298	$-	$208,210	$7,698,208

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$3,725,920	$-	$(1,231,017)	$-	$-	$70,869	$2,565,772
Defined benefit obligation	18,287	-	1,617	20,409	-	(30,042)	10,271
FVTPL financial instruments	868,748	-	(309,275)	-	-	(606)	558,867
Others	2,237,149	15	(678,000)	380,630	252,723	63,594	2,256,111

	$6,850,104	$15	$(2,216,675)	$401,039	$252,723	$103,815	$5,391,021

	Balance at January 1	Acquisitions through Business Combinations	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets

Temporary differences
Property, plant and equipment	$11,302	$-	$1,076	$-	$-	$2,702	$15,080
Defined benefit obligation	21,197	-	(2,978)	8,617	-	(2,363)	24,473
FVTPL financial instruments	5,224	-	(5,284)	-	-	(9)	(69)
Others	137,497	-	1,662	-	-	4,769	143,928

	175,220	-	(5,524)	8,617	-	5,099	183,412
Loss carry-forward	23,761	128	(75)	-	-	(154)	23,660
Investment credits	29,752	-	6,884	-	-	1,692	38,328

	$228,733	$128	$1,285	$8,617	$-	$6,637	$245,400

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$118,773	$-	$(39,242)	$-	$-	$2,259	$81,790
Defined benefit obligation	583	-	51	651	-	(958)	327
FVTPL financial instruments	27,694	-	(9,859)	-	-	(19)	17,816
Others	71,315	1	(21,613)	12,134	8,056	2,027	71,920

	$218,365	$1	$(70,663)	$12,785	$8,056	$3,309	$171,853

f.	Deductible temporary differences, unused loss carryforwards and unused investment credits for which no deferred tax assets have been recognized in the consolidated balance sheets

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$2,464,350	$2,962,877	$94,449
Deductible temporary differences	317,282	422,449	13,467

	$2,781,632	$3,385,326	$107,916

The unrecognized loss carry-forward will expire through 2042 or can be carried forward indefinitely according to the applicable tax laws of each tax jurisdiction.

g.	Information about unused loss carry-forward, investment credits, tax-exemption and other tax relief
As of December 31, 2025, the unused loss carry-forward comprised:

Expiry Year	NT$	US$ (Note 4)

2026	$264,281	$8,425
2027	345,259	11,006
2028	235,176	7,497
2029	286,443	9,131
2030 and thereafter	2,573,945	82,051

	$3,705,104	$118,110

As of December 31, 2025, unused investment credits comprised:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$ (Note 4)

Purchase of machinery and equipment	$1,200,479	$38,269	2030 and thereafter
Others	1,891	60	2026 and thereafter

	$1,202,370	$38,329

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments
As of December 31, 2024 and 2025, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$60,866,800 thousand and NT$63,587,785 thousand (US$2,027,025 thousand), respectively.

i.	Income tax assessments
The tax authorities have examined income tax returns of the Company and its R.O.C. subsidiaries through 20
20
and 2023.